Statements Of Shareholders' Equity And Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	Non-Controlling Interest [Member]	Share Capital [Member]	Additional Paid-In Capital [Member]	Comprehensive Income (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2009	$ (48)	$ 304	$ 18,204	$ 75	$ (1,894)	$ (542)	$ 16,099
Changes during the year ended:
Net income	(26)				1,591		1,565
Investment in treasury stock						(210)	(210)
Comprehensive income (loss)				(340)			(340)
Exercise of stock options			11				11
Stock option compensation			60				60
Balance at Dec. 31, 2010	(74)	304	18,275	(265)	(303)	(752)	17,185
Changes during the year ended:
Net income	(57)				2,668		2,611
Cash dividend paid					(3,216)		(3,216)
Comprehensive income (loss)				(181)			(181)
Exercise of stock options		9	724				733
Balance at Dec. 31, 2011	(131)	313	18,999	(446)	(851)	(752)	17,132
Changes during the year ended:
Net income	10				3,699		3,709
Cash dividend paid					(2,872)		(2,872)
Changes in non-controlling interest	149		(205)				(56)
Comprehensive income (loss)				440			440
Exercise of stock options			112				112
Balance at Dec. 31, 2012	$ 28	$ 313	$ 18,906	$ (6)	$ (24)	$ (752)	$ 18,465